Related Party Transactions (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)
Corporate Housing Lease | Chief Business Officer
Related Party Transaction [Line Items]
Area of property (square feet) | ft²		4,910
Rent Expense | Chief Business Officer
Related Party Transaction [Line Items]
Rent expense incurred		$ 0	$ 11,000
Lease Agreement | BFE Leasing LLC
Related Party Transaction [Line Items]
Area of property (square feet) | ft²		13,000
Rent expense incurred		$ 300,000	$ 300,000
Term of lease agreement	5 years
Future minimum lease payments		$ 500,000